Short-Term Debts	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Short-Term Debts [Abstract]
SHORT-TERM DEBTS

10. SHORT-TERM DEBTS

As of March 31, 2024 and September 30, 2023, the short-term debts were for working capital purposes. Short-term debts consist of the following:

Bank	Annual Interest Rate	Maturity		As of March 31, 2024	As of September 30, 2023
				USD	USD
Higashi-Nippon Bank	1.40%	29/12/2023	25/12/2024	98,532	—
				98,532	—

The interest expenses were $690 and $543 for the six months ended March 31, 2024 and for the year ended September 30, 2023, respectively. The weighted average interest rate of short-term debt outstanding was 1.40% per annum as of March 31, 2024.

10. SHORT-TERM DEBTS

As of September 30, 2023 and 2022, the short-term debts were for working capital purposes. Short-term debts consist of the following:

Bank	Annual Interest Rate	Maturity		As of September 30, 2023	As of September 30, 2022
				USD	USD
Gunma Bank	1.50%	27/06/2022	25/06/2023	—	103,649
				—	103,649

The short-term debts as of September 30, 2022 were primarily obtained from one bank with interest rate 1.50% per annum.

The interest expenses were $543, $506 and $2,773 for the years ended September 30, 2023, 2022 and 2021, respectively. The weighted average interest rate of short-term debt outstanding was 1.50% per annum as of September 30, 2022.